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                                                               OMB APPROVAL
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                              UNITED STATES                 --------------------
                    SECURITIES AND EXCHANGE COMMISSION   OMB Number:   3235-0456
                          Washington, D.C. 20549         Expires:August 31, 2000
                                                         Estimated average
                                                         burden hours per
                                                         reponse...............1
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                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2

                 Read        instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         NEUBERGER BERMAN INCOME FUNDS
         605 THIRD AVENUE, 2ND FLOOR
         NEW YORK, NY 10158-0180

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    2.   The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                         /X/







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    3.   Investment Company Act File Number:  811-3802


         Securities Act File Number:  2-85229


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    4(a). Last day of fiscal year for which this Form is filed: OCTOBER 31



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    4(b). / /  Check box if this Form is being filed late (i.e., more than
               90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
    NA

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    4(c)  / /  Check box if this is the last time the issuer will be filing this
               Form.

    NA

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      5. Calculation of registration fee:

         (i)  Aggregate sale price of
              securities sold during the                        $  3,091,269,110
              fiscal year pursuant to                            ---------------
              section 24(f)


         (ii) Aggregate price of
              securities redeemed or          $ 2,625,723,410
              repurchased during the           --------------
              fiscal year:


         (iii)Aggregate price of
              securities redeemed or
              repurchased during any
              prior fiscal year ending
              no earlier than October 1,
              1995 that were not previously
              used to reduct registration
              fees payable to the
              Commission:                    $ -0-
                                             -----

         (iv) Total available redemption                        $  2,625,723,410
              credits [add Items 5(ii) and                       ---------------
              5(iii)]:


         (v)  Net sales - if item 5(i) is
              greater than Item 5(iv)                             $  465,545,700
              [subtract item 5(iv) from                            -------------
              Item 5(i)]:

     ---------------------------------------------------------------
         (vi) Redemption credits available
              for use in future years --     $(-0-       )
              if Item 5(i) is less than       -----------
              years  -- if Item 5(i) is
              less than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:
     ---------------------------------------------------------------

         (vii)Multiplier for determining
              registration fee (See                                     x.000278
              Instruction C.9):                                          -------

         (viii)Registration fee due
              [multiply Item 5(v) by Item                          $  129,421.70
              5 (vii)] (enter "0" if no                             ============
              fee is due):

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      6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
           _______________.     NA

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     7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):


     NA                                                                 +$
                                                                          ------

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      8.   Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:

                                                                    $ 129,421.70
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


      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                 Method of Delivery:

                         /X/   Wire Transfer
                        / /    Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/ Michael J. Weiner, Vice President
                                 -------------------------------------
                                 Michael J. Weiner, Vice President
                                 ---------------------------------


Date  January 26, 1999
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    *Please print the name and title of the signing officer below the signature.